First Trust Municipal High Income ETF Average Annual Total Returns			12 Months Ended	44 Months Ended	60 Months Ended	74 Months Ended	86 Months Ended	90 Months Ended
		Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			1.05%	(0.18%)	0.99%	2.39%	1.97%	1.97%
Blended Benchmark (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		2.26%		1.77%		2.94%
First Trust Municipal High Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.58%		1.58%		3.03%
Performance Inception Date		Nov. 01, 2017
First Trust Municipal High Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.88%		0.14%		1.59%
First Trust Municipal High Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.29%		0.59%		1.70%

[1]	The Blended Benchmark consists of the following two indexes: 50% of the Bloomberg High Yield 10-Year Municipal Index (8-12 years), which is comprised of bonds with a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond High Yield Index; and 50% of the Bloomberg Revenue 10-Year Municipal Index (8-12 years), which is comprised of revenue bonds that have a final maturity between 8 and 12 years that are part of the Bloomberg Municipal Bond Index. Indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the index performance shown. Indexes are unmanaged and an investor cannot invest directly in an index. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 50-50 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.